Indonesia - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2013 Well	Mar. 31, 2013 Budong PSC [Member] acre	Dec. 31, 2012 Budong PSC [Member] acre	Dec. 31, 2011 Budong PSC [Member]	Jan. 31, 2011 Budong PSC [Member]	Jan. 05, 2011 Budong PSC [Member]	Sep. 30, 2010 Budong PSC [Member]	Jan. 31, 2010 Budong PSC [Member]	Dec. 31, 2007 Budong PSC [Member]	Dec. 31, 2012 Budong PSC [Member] Lariang Basin [Member] Staff	Dec. 31, 2012 Budong PSC [Member] Karama Basin [Member] Staff	Apr. 09, 2013 Budong PSC [Member] Subsequent Event [Member]	May 06, 2013 SKK Migas [Member] Subsequent Event [Member]
Indonesia (Textual) [Abstract]
Farmout Agreement to acquire interest					64.40%		54.40%		47.00%
Committing to fund the first phase cap									$ 17.2
Maximum level of carried interest									20.0
Increase in funding obligation due to option exercise							2.7
Cost of funding to acquire interest in acquiree							19.9
Acquire additional equity, first acquisition							7.40%
Acquire additional equity, second acquisition						10.00%
Cost of additional interest acquisition						3.7
Period available related to acquisition cost payable			10 days
Cost sharing interest					64.51%
Expiration date of contract			Jan. 15, 2013
Extended period of initial exploration phase		4 years	4 years
Initial exploration phase			6 years
Acquired additional participating interest			7.10%									7.10%
Participating ownership interest		71.50%	71.50%
Participating ownership interest until first commercial production		72.00%	72.00%
Percentage funded consideration for the transaction		100.00%	100.00%
Duration of exploration not drilled		18 months	18 months
Consideration paid		3.2	3.2
Area covered during the initial exploration period			1,350,000
Exploration period			10 years
Development phase period			20 years
Initial exploration phase			3 years
Original area relinquished to BPMIGAS			45.00%
Original area relinquished								35.00%
Relinquishment deferred		10.00%			10.00%
Budong PSC covered			750,000
Current percentage of original contract area		55.00%	55.00%
Reduced percentage of original contract area		20.00%	20.00%
Area remained covered under initial contract		300,000	300,000
Number of leads used while remapping of Basin										8	5
Unproved oil and gas properties		$ 5.3	$ 5.3	$ 5.3
Approval date of transfer of operatorship	Mar. 25, 2013
Budong PSC covered		750,000
Approved relinquishment request													10.00%
Currently covers contract area		600,000
Currently covers area as percentage of original contract area		45.00%
Additional areas subject to relinquishment		300,000
Number of wells under operational activities	2